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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Managers, LLC
Address: 7234 Lancaster Pike
         Hockessin, DE  19707

Form 13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


         28-06287             ABANCO Investments, Ltd.
         28-4558              Parametric Portfolio Assoc.
         28-3420              Ashford Capital Management, Inc.
         28-04874             Gardner Lewis Asset Management, LP






































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $133
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------

Ambase Corp.           Common       023641064         17      17,943  SH         Sole          None       17,943
Ascent Assurance       Common       04362N103         21      14,033  SH         Sole          None       14,733
Clean Harbors          Common       184496107         51      18,513  SH         Sole          None       17,500
American Bank Note     Common       243771030         27      11,600  SH         Sole          None       11,600
El Paso Electric
  Co New               Common       283677854        168      10,521  SH         Sole          None       10,521
Harvard Industries     Common       417434503         18      22,790  SH         Sole          None       22,790
JPS Industries, Inc.   Common       46624E405         97      17,275  SH         Sole          None       17,275
Meritor Savings Bank   Common       590007100         28      16,491  SH         Sole          None       16,491
SECURITY ASSOC. INTL   Common       813764305         94      40,000  SH         Sole          None       40,000
Stone & Webster        Common      8615721050         17      13,000  SH         Sole          None       13,000
TFC Enterprises, Inc.  Common      8828951050         76      37,970  SH         Sole          None       37,970
OMI Corp common        Common       Y6476W104        172      30,700  SH         Sole          None       30,700
                                                     133      42,709                                      42,709
                                                     ===      ======                                      ======

























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